RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of consolidated statements of financial position

	As at	As at
	December 31,	December 31,
	2023	2022
Consolidated statements of financial position
Trade and other receivables	40	8
Trade payables and other liabilities	(1,945)	(2,019)
Deferred consideration - current	(1,513)	(1,176)
Deferred consideration - non-current	(1,426)	(2,121)
Net related party payable	(4,844)	(5,308)

Schedule of other related party transactions

	Year Ended December 31,
	2023	2022
Consolidated statements of changes in equity
Shares issued as deferred consideration to Wild Streak Vendors
Shares to be issued	(3,491)	(6,764)
Share capital	3,491	6,764
Shares issued as consideration to Spin Vendors
Share capital	1,104	1,426
Net movement in equity	1,104	1,426

	As at	As at
	December 31,	December 31,
	2023	2022
Consolidated statements of cash flows
Consideration paid upon business combination	—	(8,488)
Prepaid consideration	—	(821)
Repayment of loans	—	(94)
Net cash outflow	—	(9,403)

Shareholders, Key Management Personnel and Members
RELATED PARTY TRANSACTIONS
Schedule of transactions recorded in the consolidated statements of loss and comprehensive loss

	Year Ended December 31,
	2023	2022
Revenue	—	101
Salaries and subcontractors	(4,255)	(4,088)
Share based compensation	(1,688)	(2,769)
Professional fees	(163)	(44)
Other operational costs	—	(228)
	(6,106)	(7,028)

Vendors of Wild Streak and Spin
RELATED PARTY TRANSACTIONS
Schedule of transactions recorded in the consolidated statements of loss and comprehensive loss

	Year Ended December 31,
	2023	2022
Salaries and subcontractors	(2,292)	(1,326)
Share based compensation	(74)	(62)
(Loss) gain on remeasurement of deferred consideration	(440)	804
Interest and financing fees	(403)	(316)
	(3,209)	(900)